Affiliated Companies And Other Equity-Method Investees (Tables)	12 Months Ended
Mar. 31, 2012
Affiliated Companies And Other Equity-Method Investees [Abstract]
Summary Of Financial Information For Affiliated Companies And Other Equity-method Investees

	Millions of yen
	March 31
	2011	2012(1)
Total assets	¥2,096,554	¥564,086
Total liabilities	1,521,653	200,020

	Millions of yen
	Year ended March 31
	2010	2011	2012(2)
Net revenues	¥526,350	¥590,985	¥161,209
Non-interest expenses	482,573	535,564	105,520
Net income attributable to the companies	22,779	29,392	31,007

(1)	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.

(2)	For NLB, financial information while it was an affiliated company of Nomura is included.

A summary of financial information for Fortress is as follows:

	Millions of yen
	March 31
	2011(1)	2012(1)
Total assets	¥172,677	¥184,650
Total liabilities	95,396	96,312

	Millions of yen
	Year ended March 31
	2010(1)	2011(1)	2012(1)
Net revenues	¥57,602	¥89,710	¥73,306
Non-interest expenses	144,868	154,161	166,006
Net income (loss) attributable to the company	(23,651)	(24,400)	(36,994)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

Summary Of Balances And Transactions With Affiliated Companies And Other Equity-Method Investees

	Millions of yen
	March 31
	2011	2012
Investments in affiliated companies	¥260,339	¥183,305
Advances to affiliated companies	12,766	10,649
Other receivables from affiliated companies	644	5,160
Other payables to affiliated companies	14,825	5,643

	Millions of yen
	Year ended March 31
	2010	2011	2012
Revenues	¥362	¥3,056	¥5,635
Non-interest expenses	58,219	52,796	49,810
Purchase of software, securities and tangible assets	25,954	20,945	22,904

Summary Of Aggregate Carrying Amount And Fair Value Of Investments In Affiliated Companies And Other Equity-Method Investees

	Millions of yen
	March 31
	2011	2012
Carrying amount	¥182,109	¥172,647
Fair value	198,439	208,827